Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity of PSUs
The following table summarizes the activity of our PSU's for the three months ended March 31, 2019:

Period Granted	Performance Period	PSUs Outstanding at December 31, 2018	PSUs Granted	PSUs Vested	PSUs Forfeited	PSUs Outstanding at March 31, 2019	Weighted Average Grant Date Fair Value
2016	2016 - 2019	677,607	—	—	—	677,607	$17.21
2017	2017 - 2020	467,349	—	—	—	467,349	$24.89
2018	2018 - 2021	450,034	—	—	—	450,034	$39.24
Total		1,594,990	—	—	—	1,594,990